Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 15, 2011
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust II
Central Index Key	dei_EntityCentralIndexKey	0001511331
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr. 15, 2011